Annual Total Returns [BarChart] - VY JPMorgan Mid Cap Value Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	1.60%
2012	19.69%
2013	31.26%
2014	14.66%
2015	(3.27%)
2016	14.42%
2017	13.41%
2018	(12.37%)
2019	25.81%
2020	0.08%